RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010
Assets at fair value:
Investment securities	$ 39		$ 57
Total assets at fair value	389	[1]	353	[1]
Liabilities at fair value:
Total liabilities at fair value	301	[2]	375	[2]
Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	182	[3]	81	[3]
Liabilities at fair value:
Derivative liabilities	43	[3]	175	[3]
Interest Rate
Assets at fair value:
Derivative assets	163		191
Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		14
Liabilities at fair value:
Derivative liabilities	138		23
Commodities
Assets at fair value:
Derivative assets	4		10
Liabilities at fair value:
Derivative liabilities	1		0
Foreign currency hedges
Assets at fair value:
Derivative assets	1		0
Liabilities at fair value:
Derivative liabilities	119		177
Fair Value, Inputs, Level 1
Assets at fair value:
Investment securities	16		12
Total assets at fair value	16	[1]	12	[1]
Liabilities at fair value:
Total liabilities at fair value	0	[2]	0	[2]
Fair Value, Inputs, Level 1 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[3]	0	[3]
Liabilities at fair value:
Derivative liabilities	0	[3]	0	[3]
Fair Value, Inputs, Level 1 | Interest Rate
Assets at fair value:
Derivative assets	0		0
Fair Value, Inputs, Level 1 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 1 | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 1 | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 2
Assets at fair value:
Investment securities	0		0
Total assets at fair value	350	[1]	296	[1]
Liabilities at fair value:
Total liabilities at fair value	301	[2]	375	[2]
Fair Value, Inputs, Level 2 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	182	[3]	81	[3]
Liabilities at fair value:
Derivative liabilities	43	[3]	175	[3]
Fair Value, Inputs, Level 2 | Interest Rate
Assets at fair value:
Derivative assets	163		191
Fair Value, Inputs, Level 2 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		14
Liabilities at fair value:
Derivative liabilities	138		23
Fair Value, Inputs, Level 2 | Commodities
Assets at fair value:
Derivative assets	4		10
Liabilities at fair value:
Derivative liabilities	1		0
Fair Value, Inputs, Level 2 | Foreign currency hedges
Assets at fair value:
Derivative assets	1		0
Liabilities at fair value:
Derivative liabilities	119		177
Fair Value, Inputs, Level 3
Assets at fair value:
Investment securities	23		45
Total assets at fair value	23	[1]	45	[1]
Liabilities at fair value:
Total liabilities at fair value	0	[2]	0	[2]
Fair Value, Inputs, Level 3 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[3]	0	[3]
Liabilities at fair value:
Derivative liabilities	0	[3]	0	[3]
Fair Value, Inputs, Level 3 | Interest Rate
Assets at fair value:
Derivative assets	0		0
Fair Value, Inputs, Level 3 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 3 | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 3 | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	$ 0		$ 0

[1]	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.
[2]	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.
[3]	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.